Accounts Receivable (Tables)	12 Months Ended
Dec. 31, 2025
Receivables, Net, Current [Abstract]
Schedule of Accounts Receivable

Accounts receivable as of December 31, 2025 and 2024 consisted of the following:

	2025	2024
Accounts receivable	$13,956,417	$12,296,691
Less: allowance for doubtful accounts	(374,065)	(259,555)
Accounts receivable, net	$13,582,352	$12,037,136

Schedule of Changes of Allowance for Doubtful Accounts

Changes of allowance for doubtful accounts for the years ended December 31, 2025 and 2024 were as follow:

	2025	2024
Beginning balance	$(259,555)	$(39,280)
Provision adjustment for accounts receivable	(103,145)	(224,534)
Exchange difference	(11,365)	4,259
Ending balance	$(374,065)	$(259,555)